Note 3 - Other Comprehensive Income (Loss) - Components of Other Comprehensive (Loss) Income and Related Tax Effects (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrealized gains (losses) arising during the period, before tax		$ 1,585	$ (94)	$ 33
Unrealized gains (losses) arising during the period, tax		443	(25)	12
Unrealized gains (losses) arising during the period, net of tax		1,142	(69)	21
Reclassification of certain income tax effects from accumulated other comprehensive income(1), before tax	[1]	0	0	0
Reclassification of certain income tax effects from accumulated other comprehensive income(1), tax	[1]	0	0	(158)
Reclassification of certain income tax effects from accumulated other comprehensive loss	[1]	0	0	158
Other comprehensive income (loss), before tax		1,585	(94)	33
Other comprehensive income (loss), tax		443	(25)	170
Other comprehensive income (loss), net of tax		$ 1,142	$ (69)	$ (137)

[1]	The reclassification in 2017 relates to the change in the tax rate that occurred because of the enactment of the Tax Cuts and Jobs Act in the fourth quarter of 2017.